Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 37,645	$ 6,440,616	$ (734,443)	$ 181,016		$ 5,924,834
Beginning balance, shares at Dec. 31, 2020	376,452,047
Forfeiture of common stock	$ (8,599)	8,599
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	(85,992,000)
Contributions from non-controlling interest shareholders					97	97
Net loss			(2,524,244)		(436)	(2,524,680)
Ending balance, value at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Ending balance, shares at Dec. 31, 2021	290,460,047
Forfeiture of common stock	$ (21,501)	21,501
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	(218,008,035)
Net loss			(1,686,899)		20,820	(1,666,079)
Foreign currency translation adjustment				(84,132)	29	(84,103)
Ending balance, value at Dec. 31, 2022	$ 7,545	$ 6,470,716	$ (4,945,586)	$ 9,266	$ 20,513	$ 1,562,454
Ending balance, shares at Dec. 31, 2022	72,452,012